Seed Capital and Private Equity Investments Valued Using Net Asset Value (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 252		$ 194
Unfunded commitments	44		24
Private Equity Funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	99	[1]	122	[1]
Unfunded commitments	13	[1]	24	[1]
Other Funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	153	[2]	72	[2]
Unfunded commitments	$ 31	[2]
Redemption frequency	Monthly-yearly	[2]	Monthly-yearly	[2]
Redemption notice period	3-45 days	[2]	3-45 days	[2]

[1]	Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.
[2]	Other funds include various market neutral, leveraged loans, hedge funds, real estate and structured credit funds. Redemption notice periods vary by fund.